Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Liabilities Tables
Summary of changes in the fair value
March 31, 2015

Balance at the beginning of period	$3,800,229

Addition of new derivative liabilities (warrants)	-

Change in fair value of warrants	(2,346,151)

Balance at the end of the period	$1,454,078

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities for the period ended December 31, 2014.

December 31, 2014

Balance at the beginning of period	$-

Addition of new derivative liabilities (warrants)	4,521,063

Change in fair value of warrants	(720,834)

Balance at the end of the period	$3,800,229

Shares pricing model
	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield		Expected Life (in years)

At issuance	67.62%	1.59%	0	0%	5.00
At March 31, 2015	65.30%	1.37%	0	0%	3.91

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

At issuance	67.62%	1.59%	0%	5.00%
At December 31, 2014	65.70%	1.65%	0%	4.15%